Share-based compensation - RSUs Granted (Details) - RSUs - $ / shares			12 Months Ended
	Dec. 01, 2019	Oct. 25, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Number of RSUs					0
Vesting period (year)			4 years
Grant-date fair value	$ 1.3	$ 5
Volatility rate	50.17%	37.02%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.72%	2.90%
Forfeited			0	0
Minimum
Share-based compensation
Vesting period (year)			2 years
Maximum
Share-based compensation
Vesting period (year)			3 years
September 1, 2018
Share-based compensation
Number of RSUs			514,991
Term (year)			3 days
September 17, 2018
Share-based compensation
Number of RSUs			53,686
Term (year)			10 days
September 17, 2018
Share-based compensation
Number of RSUs			23,452
Term (year)			3 months 14 days
October 25, 2018
Share-based compensation
Number of RSUs			100,000
Term (year)			7 days
October 25, 2018
Share-based compensation
Number of RSUs			5,000
Term (year)			2 months 4 days
October 29, 2018
Share-based compensation
Number of RSUs			431,760
Term (year)			3 days
October 25, 2018
Share-based compensation
Number of RSUs			138,855
Term (year)			0 years
October 25, 2018
Share-based compensation
Number of RSUs			105,000
Term (year)			3 years 2 months 8 days
October 25, 2018
Share-based compensation
Number of RSUs			37,500
Term (year)			2 years 2 months 8 days
October 25, 2018
Share-based compensation
Number of RSUs			75,000
Term (year)			0 years
July 1, 2018
Share-based compensation
Number of RSUs			22,000
Term (year)			3 years 6 months
July 1, 2018
Share-based compensation
Number of RSUs			118,020
Term (year)			4 years
October 1, 2018
Share-based compensation
Number of RSUs			1,800
Term (year)			4 years
July 1, 2018
Share-based compensation
Number of RSUs			260,810
Term (year)			5 months 26 days
July 1, 2018
Share-based compensation
Number of RSUs			12,500
Term (year)			6 months 14 days
December 14, 2018
Share-based compensation
Number of RSUs			50,000
Term (year)			2 years
January 1, 2019
Share-based compensation
Number of RSUs			15,000
Term (year)			3 years 6 months 29 days
January 1, 2019
Share-based compensation
Number of RSUs			55,050
Term (year)			3 years 6 months 29 days
January 3, 2019
Share-based compensation
Number of RSUs			6,000
Term (year)			3 years 11 months 26 days
January 3, 2019
Share-based compensation
Number of RSUs			4,000
Term (year)			3 years 11 months 26 days
April 1, 2019
Share-based compensation
Number of RSUs			22,540
Term (year)			4 years
April 1, 2019
Share-based compensation
Number of RSUs			27,260
Term (year)			4 years
April 1, 2019
Share-based compensation
Number of RSUs			34,540
Term (year)			4 years
April 1, 2019
Share-based compensation
Number of RSUs			33,290
Term (year)			4 years
July 1, 2019
Share-based compensation
Number of RSUs			1,800
Term (year)			4 years
July 1, 2019
Share-based compensation
Number of RSUs			45,000
Term (year)			3 years
July 1, 2019
Share-based compensation
Number of RSUs			6,000
Term (year)			3 years
October 1, 2019
Share-based compensation
Number of RSUs			4,000
Term (year)			4 years
December 1, 2019
Share-based compensation
Number of RSUs			10,000
Term (year)			2 years
December 1, 2019
Share-based compensation
Number of RSUs			15,000
Term (year)			1 year